JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 22, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of the
Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022 and 811-21295
Ladies and Gentlemen:
On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectus and summary prospectuses for the Funds dated July 1, 2019. The purpose of this filing is to submit the XBRL information from the Form 497 filing relating to the Funds submitted on July 1, 2019.
Please contact the undersigned at (212) 623-4557 if you have any questions concerning this filing.
Very truly yours,
/s/ Keri E. Riemer

Keri E. Riemer
Assistant Secretary

Appendix A
J.P. Morgan Municipal Bond Funds
JPMorgan California Tax Free Bond Fund
JPMorgan High Yield Municipal Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase